Financial instruments	12 Months Ended
Dec. 31, 2023
Financial instruments
Financial instruments

(10) Financial instruments

-Accounting principles-

Non-derivative financial assets

Non-derivative financial assets comprise cash and cash equivalents, receivables and other financial assets including derivatives.

Recognition and initial measurement:

Non-derivative financial assets are recognized when the Group becomes a party to the contractual provisions of the instrument.

Purchases and sales of non-derivative financial assets in the normal course of business are accounted for at the trade date.

Dividend and interest income are recognized when earned. Gains or losses, if any, are recorded in other financial income and other financial expense.

Non-derivative financial assets are derecognized when the rights to receive cash flows from the asset have expired or the Group has transferred its rights to receive cash flows from the asset. At initial recognition, the Group measures non-derivative financial assets at their fair value, plus, in the case of a financial asset not measured at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in the Consolidated Income Statement.

Classification and subsequent measurement:

The Group classifies its non-derivative financial assets in the following measurement categories:

●	those that are measured subsequently at fair value;
●	those that are measured at amortized cost.

In assessing the classification, the Group considers the business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in either the Consolidated Income Statement (FYTPL) or in Other Comprehensive Income (FYTOCI).

For debt investments, assets are reclassified between FVTOCI, FVTPL and amortized cost only when its business model for managing those assets changes.

Offsetting of financial instruments

Financials assets and liabilities are only offset, and the net amount presented in the consolidated statement of financial position when, and only when, the Group has the legal right to offset the amounts and either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Cash and cash equivalents

Cash and cash equivalents include cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

Other financial assets

Other financial assets include convertible loans, derivatives and deposits.

Debt instruments

Debt instruments include those subsequently carried at amortized cost, those carried at FVTPL or those carried at FVTOCI.

Classification depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset.

Debt instruments that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost and are subject to impairment. Interest income from these financial assets is included in Finance income using the effective interest rate method.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

When the Group determines that an embedded derivative meets the requirement, it is separated from the host contract and accounted for as a derivative.

Debt instruments that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVTOCI and subject to impairment.

Movements in the carrying amounts are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses, which are recognized in the Consolidated Income Statement.

When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to the Consolidated Income Statement. Interest income from these financial assets is included in financial income using the effective interest rate method. Debt instruments that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognized in the Consolidated Income Statement in the period in which it arises.

Other Equity investments where the Group does not possess control or significant influence

For those equity investments over which the Group has neither control nor significant influence and which are therefore measured in accordance with IFRS 9, classification will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVTOCI).

For those equity investments over which the Group has neither control nor significant influence and which are therefore measured in accordance with IFRS 9, both FVTOCI and FVTPL, the Group follows the following hierarchy determined by the unique nature of the investments. Observable market prices are the primary method when available. When these are not available but there has been an external financing round or a capital transaction with a new investor of the equity investment in which the Group did not participate, this would be taken into account.

In the absence of such an event, the Group assesses qualitative factors, such as scientific progress, as well as an analysis of the cash position of the investment. In case of promising scientific development, the acquisition costs are considered to be the best estimate of the fair value. Should the investment be a possible going concern risk with no further positive qualitative factors, the Group uses Net Asset Value as a proxy for the fair value of the investment.

The investments in early-stage companies are mainly of a strategic nature and are made for the purpose of promoting new business models and, in particular, the development of products and/or technology platforms in pharmaceutical research.

Where the Group has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to the Consolidated Income Statement following the derecognition of the investment. Dividends (if any) from such investments continue to be recognized in the Consolidated Income Statement when the Group’s right to receive payments is established.

Debt and other financial liabilities

Debt and other financial liabilities, excluding derivative financial liabilities and provisions, are initially measured at fair value and, in the case of debt and payables, net of directly attributable transaction costs. Debt and other financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.

Debt and other financial liabilities are derecognized when the obligation under the liability is discharged, cancelled or has expired.

Derivative financial instruments

All derivative financial instruments are accounted for at the trade date and classified as current or non-current assets or liabilities based on the maturity date or the early termination date.

The Group measures all derivative financial instruments at fair value that is derived from the market prices of the instruments, calculated on the basis of the present value of the estimated future cash flows based on observable interest yield curves, basis spread, credit spreads and foreign exchange rates, or derived from option pricing models, as appropriate.

Gains or losses arising from changes in fair value of derivative financial instruments are recognized in the Consolidated Income Statement. The Group does not apply hedge accounting in accordance with IFRS 9.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for trade receivables, debt investments carried at fair value through other comprehensive income (FVTOCI) and amortized costs. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive.

For all trade receivables and contract assets, the Group applies the IFRS 9 simplified approach to measuring ECLs.

To measure the ECLs on trade receivables and contract assets, the Group takes into account credit-risk concentration, collective debt risk based on average historical losses as well as days past due.

The Group also may factor in specific circumstances such as serious adverse economic conditions in a specific country or region, and other forward-looking information.

The Group may also apply individual credit losses on identified trade account receivables or contract assets depending on individual circumstances.

Other financial income and expense

Financial income comprises interest income on funds invested (including financial assets), dividend income, net gains on the disposal of financial assets, net fair value gains on financial assets at FVTPL, net gains on the remeasurement to fair value of any pre-existing interest in an acquiree, and net gains on foreign exchange impacts that are recognized in the Consolidated Income Statement.

Other financial income is recognized on an accrual basis in the Consolidated Income Statement, using the effective interest method. Dividend income is recognized in the Consolidated Income Statement on the date that the Group’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Other financial expenses comprise interest expenses on borrowings, unwinding of the discount on provisions and contingent consideration, losses on disposal of financial assets, net fair value losses on financial assets at FVTPL, impairment losses recognized on financial assets (other than trade receivables), net interest expenses related to defined-benefit plans, interest on lease liabilities and net losses on foreign exchange impacts that are recognized in the Consolidated Income Statement.

Evotec’s interest expenses relate primarily to financial liabilities measured at amortized cost.

-Cash and cash equivalents and short-term investments-

The balances of cash and cash equivalents as of 31 December are as follows:

In k€	2023	2022
Cash at banks and on hand	237,562	231,614
Short term deposits	35,000	—
Money market funds	238,346	183,540
Total	510,909	415,155

As of December 31, 2023 the Group´s balance of cash and cash equivalents and investments is € 604,112k (December 31, 2022: € 718,489k), thereof short-term investments of € 93,203k (December 31, 2022: € 303,334k). Fixed-term investments are measured at amortized cost and bonds are measured at fair value through OCI (note 15). Money market funds that are classified under cash and cash equivalents are measured at FVOCI. While managing liquidity, the Group is investing in deposits with maturities beyond three months which are also included in investments. These deposits are measured at amortized costs.

As of December 31, 2023, the expected credit loss on cash and cash equivalents and short-term investments has remained unchanged compared to last year (December 31, 2022: € 225k).

As of December 31, 2023, € 11,819k of the cash balances with credit institutions were restricted (December 31, 2022: € 14,458k). This amount includes grants for specific projects and rent deposits.

-Other current financial assets-

Other current financial assets include mainly convertible loans, interest receivables and deposits. In addition, this position also comprises the positive fair values of forward exchange contracts which amount to € 6,137k as of December 31, 2023 (December 31, 2022: € 8,215k).

-Other long-term investments-

The development of investments measured at fair value in accordance with IFRS 9 is shown below:

In k€	2023	2022
Balance at January 1	131,042	268,793
Additions	10,199	46,137
Additions due to discontinued use of equity method	1,906	—
Reduction due to change to accounting according to the equity method	(2,369)	—
Fair value adjustments recognized in profit or loss	(3,678)	(172,159)
Adjustments to fair value, recognized in OCI	(1,506)	(11,729)
Net book value December 31	135,593	131,042

The loss of € 1,506k due to fair value adjustments recognized in other comprehensive income includes a loss of € 1,080k from financial assets designated at fair value through other comprehensive income.

Investments are periodically reviewed for changes in their fair value. The fair value adjustments of € (3,678)k mainly relate to measurement losses of € 14,958k which were partially offset by a measurement gain of € 11,280k relating to Exscientia Ltd whose share price increased from USD 5.33 on December 31, 2022 to USD 6.41 on December 31, 2023.

-Loan liabilities-

Throughout the years 2023 and 2022, the Group met all covenants under the various loan agreements shown below. All loans are unsecured.

				December 31,
				2023	2023	2022	2022
		Nominal interest	Maturity	Fair	Carrying	Fair	Carrying
Country of lender	Currency	Rate	until	Value	amount	Value	amount
				k€	k€	k€	k€
Germany	EUR	fixed interest rate of 0.8 % to 2%	2024-2029	202,727	243,583	137,278	150,171
Germany	EUR	variable interest rate of 4.8% to 5%	2024-2026	64,088	64,500	61,003	64,500
Germany	EUR	1.60%	2024-2027	67,631	75,000	71,846	75,000
Germany	EUR	1.20%	2029	5,010	5,647	6,358	6,722
Germany	EUR	1.40%	2031	15,814	18,458	19,099	20,367
Italy	EUR	fixed interest rate of 1.3 % to 4.5%	2026-2027	340	367	729	757
Italy	EUR	variable interest rate 4.5%	2027	421	434	489	500
France	EUR	fixed interest rate of 0.00% to 0.55%	2025	23,216	27,876	10,038	10,742
				379,247	435,865	306,840	328,759

Current loan liabilities as of December 31, 2023 include interest liabilities of € 1,193k (December 31, 2022: € 1,092k).

As of December 31, 2023, the Group maintained unutilized lines of credit totaling € 141,086k (December 31, 2022: € 245,509k). On December 29, 2022, the Group signed a facility agreement of € 150,000k with the European Investment Bank (EIB). As of December 31, 2023, the Group has drawn € 93,290k from this facility agreement.

-Leases-

The Group has lease contracts for various items of real estate, vehicles and other equipment used in its operations. The Group has multiple extension and termination options in a number of lease contracts. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The options considered reasonably certain are part of lease liabilities. However, the options not considered reasonably certain are not part of lease liability, which exposes the Group to potential future cash outflows. Future cash outflows for leases that have not yet begun are set out in the explanation “(18) Commitments and contingencies”. In addition, the Group is not committed to leases not yet commenced. The Group’s lease contracts do not contain any financial covenants.

Set out below are the carrying amounts of the lease liabilities and the movements during the period:

In k€	2023	2022
Amount beginning of the year	176,823	150,437
Foreign currency Translation	(958)	(923)
Additions	33,975	38,784
Business combination	—	3,962
Disposals	(4,086)	(232)
Accretion of interest	5,831	3,841
Payments	(22,446)	(19,046)
Amount end of the year	189,140	176,823

The lease liabilities of the Company are due as follows:

In k€	2023	2022
Current portion of lease obligations	19,115	14,825
Long-term lease obligations	170,025	161,998
	189,140	176,823

The Group’s cash outflows for leases amounted to € 22,446k in 2023 (2022: € 19,046k; 2021: € 20,665k).

The following amounts are recognized in profit or loss:

in k€	2023	2022	2021
Depreciation expense of right-of-use assets	21,075	18,659	15,829
Interest expense on lease liability	5,831	3,841	3,728
Expense relating to short-term leases	236	476	839
Expense for leases on an asset of low value	62	50	56
Total amount recognized in profit or loss	27,205	23,026	20,452

-Reconciliation of cash flow from financing activities-

The following tables show the reconciliation of cash flow from financing activities to changes in financial liabilities in 2023 and 2022.

	Loans	Lease Obligations	Bonds
	k€	k€	k€
Balance as of Jan 1, 2023	329,851	176,823	3
Proceeds from issuance of loans	219,923	—	—
Repayments	(112,880)	(22,446)	—
Interest paid	(12,853)	—	—
Cashflow from financing activities	94,189	(22,446)	—
Non-cash transactions:
Disposal of finance lease obligation	—	(4,086)	—
Foreign currency translation	—	(958)	—
Interest expense	11,739	—	—
Change in accrued interest and other	1,279	5,831	—
Issue of finance lease obligation	—	33,975	—
Balance as of Dec 31, 2023	437,058	189,140	3

	Loans	Lease Obligations	Bonds
	k€	k€	k€
Balance as of Jan 1, 2022	362,480	150,438	3
Proceeds from issuance of loans	—	—	—
Repayments	(34,067)	(19,046)	—
Interest paid	(5,731)	—	—
Cashflow from financing activities	(39,798)	(19,046)	—
Non-cash transactions:
Disposal of finance lease obligation	—	(232)	—
Foreign currency translation	—	(1,120)	—
Interest expense	9,083	—	—
Change in accrued interest and other	(1,914)	4,068	—
Issue of finance lease obligation	—	42,716	—
Balance as of Dec 31, 2022	329,851	176,823	3

-Current financial liabilities-

Current financial liabilities of € 149,096k in 2023 (2022: € 23,468k) consist of current loan liabilities of € 129,971k (2022: € 1,556k), current portion of lease obligations of € 19,115k (2022: € 14,825k) as well as other current financial liabilities of € 10k (2022: € 7,087k). Other current financial liabilities relate to negative fair values of forward exchange contracts.